Acquisition of Copper Mountain Mining Corporation (Tables) - Copper Mountain Mining Corporation [Member]	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about consideration transferred [Table Text Block]

Equity instruments (84,165,617 common shares of Hudbay)	$436,687
Cash	3,794
Consideration transferred - June 20, 2023	$440,481

Disclosure of detailed information about identifiable assets acquired and liabilities assumed [Table Text Block]
Fair value of net assets acquired / (liabilities) assumed	Preliminary	Adjustment	Final
Cash and cash equivalent	$14,483	$-	$14,483
Trade and other receivables	19,110	-	19,110
Inventories	47,875	-	47,875
Prepaid expenses	3,096	-	3,096
Other financial assets	8,495	-	8,495
Property, plant and equipment	434,419	402	434,821
Mineral properties	383,000	(14,000)	369,000
Inventories - low grade stockpile	6,000	-	6,000
Trade and other payables	(77,111)	-	(77,111)
Advances from Hudbay	(3,421)	-	(3,421)
Lease liabilities	(44,167)	9,550	(34,617)
Other financial liabilities	-	(9,550)	(9,550)
Long-term debt	(144,981)	-	(144,981)
Environmental and other provisions	(12,702)	-	(12,702)
Deferred tax liabilities	(153,208)	4,962	(148,246)
Total fair value of net identifiable assets acquired	$480,888	$(8,636)	$472,252

Disclosure of detailed information about goodwill upon acquisition [Table Text Block]
	Preliminary	Adjustment	Final
Total consideration transferred	$440,481	$-	$440,481
Non-controlling interest	106,976	-	106,976
Less: value of net identifiable assets acquired	(480,888)	8,636	(472,252)
Goodwill upon acquisition at June 20, 2023	$66,569	$8,636	$75,205